Net income per ordinary share (Tables)	6 Months Ended
Jun. 30, 2016
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015

Weighted average number of ordinary shares outstanding for basic net income per ordinary share	55,318,923	60,244,982	55,164,971	60,263,021
Effect of dilutive share options outstanding	1,261,876	1,556,705	1,262,545	1,586,305
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	56,580,799	61,801,687	56,427,516	61,849,326